Income taxes	12 Months Ended
Mar. 31, 2025
Text block 1 [Abstract]
Income taxes
15. Income taxes
(1) Deferred tax assets and liabilities
Significant components of deferred tax assets and liabilities are as follows:

	Yen in millions
	March 31,
	2024	2025

Deferred tax assets
Defined benefit plan liabilities	100,770	156,650
Accrued expenses and liabilities for quality assurance	724,325	821,680
Other accrued employees’ compensation	138,219	146,548
Operating loss carryforwards for tax purposes	50,214	44,324
Allowance for doubtful accounts and credit losses	103,860	115,209
Property, plant and equipment and other assets	296,739	340,410
Other	569,648	504,892

Total deferred tax assets	1,983,775	2,129,712

Deferred tax liabilities
Changes in fair value of financial instruments measured in other comprehensive income	(1,015,448)	(727,581)
Undistributed earnings of foreign subsidiaries	(42,365)	(63,179)
Undistributed earnings of associates and joint ventures	(1,176,045)	(1,223,489)
Basis difference of acquired assets	(82,852)	(71,386)
Capitalized development costs	(189,496)	(181,775)
Lease transactions	(897,291)	(860,487)
Other	(297,686)	(143,379)

Total deferred tax liabilities	(3,701,183)	(3,271,276)

Net deferred tax assets and liabilities	(1,717,408)	(1,141,564)

Of the changes in deferred tax assets and deferred tax liabilities for the years ended March 31, 2023, 2024 and 2025, the amount recognized as income tax expense in the consolidated statement of income is as follows:

	Yen in millions
	For the years ended March 31,
	2023	2024	2025
Defined benefit plan liabilities	802	(4,333)	3,093
Accrued expenses and liabilities for quality assurance	26,942	40,626	108,554
Other accrued employees’ compensation	(2,745)	6,925	8,930
Operating loss carryforwards for tax purposes	116,344	(133,776)	(5,609)
Allowance for doubtful accounts and credit losses	4,474	(551)	11,776
Property, plant and equipment and other assets	24,850	11,518	49,177
Undistributed earnings of foreign subsidiaries	12,391	(2,869)	(20,814)
Undistributed earnings of associates and joint ventures	(63,520)	(43,526)	(54,492)
Basis difference of acquired assets	(12,075)	1,152	10,991
Capitalized development costs	4,003	12,824	7,815
Lease transactions	(487,702)	186,196	18,780
Other	44,144	88,582	(25,114)

Total	(332,091)	162,768	113,087

The deductible temporary differences, unused tax losses, and unused tax credits for which no deferred tax asset is recognized in the statement of financial position:

	Yen in millions
	March 31,
	2024	2025

Deductible temporary difference	1,292,277	1,944,948
Carryforwards of tax losses	762,196	841,136
Carryforwards of tax credit	95,462	61,687

Total	2,149,935	2,847,770

The expected expiration date of the carryforwards of tax losses for which deferred tax assets are not recognized are as follows:

	Yen in millions
	March 31,
	2024	2025

Within 5 years	7,791	4,323
Between 5 and 10 years	357,421	319,631
Later than 10 years	396,984	517,182

Total	762,196	841,136

The expected expiration date of the carryforwards of tax credit for which deferred tax assets are not recognized are as follows:

	Yen in millions
	March 31,
	2024	2025

Within 5 years	4,764	3,778
Between 5 and 10 years	3,680	3,878
Later than 10 years	87,018	54,031

Total	95,462	61,687

Of the temporary differences in investments in foreign subsidiaries, because management intends to reinvest undistributed earnings of foreign subsidiaries to the extent not expected to be remitted in the foreseeable future, no deferred tax liability is recognized. As of March 31, 2024 and 2025, the temporary differences totaled ¥4,630,892 million and ¥5,667,006 million, respectively, and Toyota estimates an additional deferred tax liability of ¥232,645 million and ¥245,292 million would be required, respectively, if the full amount of those undistributed earnings were remitted.
(2) Income tax expenses
The income tax expense for the years ended March 31, 2023, 2024 and 2025 consists of the following:

	Yen in millions
	For the years ended March 31,
	2023	2024	2025

Current income tax expense:
TMC and domestic subsidiaries	758,772	1,432,299	965,512
Foreign subsidiaries	84,902	624,134	772,410

Total current	843,674	2,056,433	1,737,922

Deferred income tax expense (benefit):
TMC and domestic subsidiaries	27,783	(42,906)	(131,329)
Foreign subsidiaries	304,308	(119,862)	18,242

Total deferred	332,091	(162,768)	(113,087)

Total income tax expense	1,175,765	1,893,665	1,624,835

Toyota is subject to a number of different income taxes which, in the aggregate, indicate a statutory rate in Japan of approximately 30.9% for the years ended March 31, 2023, 2024 and 2025. The statutory tax rates in effect for the year in which the temporary differences are expected to reverse are used to calculate the tax effects of temporary differences which are expected to reverse in future years. Reconciliation of the differences between the statutory tax rate and the average effective tax rate is as follows:

	For the years ended March 31,
	2023	2024	2025

Statutory tax rate	30.9%	30.9%	30.9%
Increase (reduction) in taxes resulting from:
Non-deductible expenses	0.8	0.3	0.8
Tax-exempt income	(0.4)	(0.2)	(0.6)
Deferred tax liabilities on undistributed earnings of foreign subsidiaries	1.1	0.6	1.0
Effects of investments accounted for using the equity method	(5.4)	(3.4)	(2.8)
Deferred tax liabilities on undistributed earnings of associates and joint ventures	3.1	2.1	1.9
Change in unrecognized deferred tax assets	6.3	0.4	2.1
Tax credits	(3.5)	(2.1)	(4.2)
The difference between the statutory tax rate in Japan and that of foreign subsidiaries	(1.5)	(2.0)	(3.1)
Unrecognized tax benefits adjustments	0.4	—	(1.1)
Revision to deferred tax assets and liabilities at the fiscal year-end due to changes in tax rates	—	—	0.4
Other	0.3	0.6	0.0

Average effective tax rate	32.0%	27.2%	25.3%

(3) Global Minimum Taxation
The Organisation for Economic
Co-operation
and Development (OECD) has issued model rules for the framework of global minimum taxation, known as Pillar Two. Toyota operates in jurisdictions where these rules, including the Qualified Domestic Minimum
Top-up
Tax, have been enacted or are close to being enacted.
After assessing the potential impact on the financial statements of our constituent entities, Toyota does not expect any significant exposure to additional corporate income tax due to the global minimum taxation.
Furthermore, Toyota is applying the temporary exception under IAS 12 concerning deferred tax requirements. As a result, Toyota does not recognize or disclose any deferred tax assets or liabilities related to corporate income tax that may arise from the global minimum taxation.